Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before Income/(Loss) Tax Expenses
The
Company
had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	3,647,316	3,770,148	2,328,917	365,458
Non-PRC	53,690	(101,636)	(151,759)	(23,815)

	3,701,006	3,668,512	2,177,158	341,643

Income Tax Expense
The income tax expense is comprised of:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current	355,398	283,372	185,194	29,061
Deferred	144,963	(22,427)	(151,188)	(23,725)

	500,361	260,945	34,006	5,336

Reconciliation of Income Tax Expense
The reconciliation of income tax expense for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income before income tax expense	3,701,006	3,668,512	2,177,158	341,643
Income tax expense computed at PRC statutory tax rates (25%)	925,253	917,128	544,290	85,411
Non-deductible expenses	27,333	22,063	28,725	4,508
Research and development expenses super-deduction	(194,000)	(225,715)	(185,801)	(29,156)
Change in valuation allowances	16,420	(5,285)	50,473	7,920
Outside basis difference	(7,727)	142	(1,111)	(174)
Effect of international tax rate difference	(14,440)	8,682	37,940	5,954
Effect of preferential tax rate	(323,534)	(463,819)	(552,567)	(86,712)
Effect of withholding tax on dividend	71,056	76,610	164,946	25,884
Other adjustments (Note)	—	(68,861)	(52,889)	(8,299)

Income tax expense	500,361	260,945	34,006	5,336

Note: This amount mainly represents tax savings relating to share-based compensation exercised in 2019 and 2020, which can be recognized under US GAAP when realized at the time of filing of the Company’s tax returns, in 2020 and 2021, respectively.

Components of Deferred Taxes
Deferred tax
The significant components of deferred taxes are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	22,343	35,359	5,549
Accrued staff cost and expenses	42,091	97,883	15,360
Deferred revenue	11,214	5,551	871
Tax losses	404,178	489,664	76,839
VAT refund	2,032	351	55
Less: Valuation allowances	(402,197)	(452,670)	(71,034)

Total deferred tax assets	79,661	176,138	27,640

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	63,570	52,460	8,232
Intangible assets and internally-developed software	39,306	32,540	5,106
Outside basis difference and others	452,023	437,963	68,726
Withholding income tax	76,610	53,835	8,448

Total deferred tax liabilities	631,509	576,798	90,512